Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended			2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 03, 2019	Jul. 22, 2019	Jun. 30, 2019	May 31, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Management fee to affiliate											$ 1,400,000	$ 5,500,000	$ 5,500,000
Revenue from Related Parties											3,900,000	41,800,000	43,000,000
Accounts receivable	$ 7,000,000								$ 7,000,000		0	$ 7,000,000
Loans											$ 2,153,618,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	203,750,000								203,750,000		318,425,182	203,750,000
Company incurred expenses in connection with services									$ 60,000
Face amount											$ 1,325,000,000
Topco [Member] | 2014 Topco Acquisition [Member] | Intercompany Loan Agreements [Member]
Related Party Transactions (Textual)
Face amount											6,000,000
Topco [Member] | 2014 Topco Acquisition [Member] | New Intercompany Loan Agreement [Member]
Related Party Transactions (Textual)
Face amount											$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage											0.39%
Debt instrument, maturity date											Dec. 31, 2023
Predecessor Company
Related Party Transactions (Textual)
Deferred Offering Costs							$ 7,333,333			$ 7,333,333
Expired and the Sponsor forfeited (in Shares)		250,000
Price per share			$ 10.00				$ 10.00			$ 10.00
Proceeds from promissory note - related party								$ 141,636	$ 141,636
Related Party Transaction, Description of Transaction									The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.	The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.
Gross proceeds			$ 450,000,000
Accounts payable - related party								$ 52,256	$ 127,912	$ 120,116
Administrative Fees, Description									the amount of $67,912 and $60,000 payable under the administrative support agreement. These borrowings are non-interest bearing, unsecured and due on demand.
Accounts payable	$ 60,000						$ 150,000		$ 60,000	$ 150,000		$ 60,000
Private Placement [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor, Shares											7,333,333
Private Placement [Member] | Predecessor Company
Related Party Transactions (Textual)
Deferred Offering Costs	$ 7,333,333		$ 7,333,333						$ 7,333,333			$ 7,333,333
Price per share	$ 1.50		$ 1.50				$ 1.50		$ 1.50	$ 1.50		$ 1.50
Gross proceeds	$ 11.0		$ 11,000,000							$ 11.0
Over-Allotment Option [Member] | Predecessor Company
Related Party Transactions (Textual)
Issuance of common stock to sponsor, Shares			5,000,000
Common Class B [Member] | Predecessor Company
Related Party Transactions (Textual)
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	11,250,000						11,250,000		11,250,000	11,250,000		11,250,000
Issuance of common stock to sponsor, Shares					11,500,000	11,500,000			11,500,000
Founder Shares [Member] | Predecessor Company
Related Party Transactions (Textual)
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				1,500,000					1,500,000
Founder shares, percentage	20.00%			20.00%		20.00%			20.00%			20.00%
Common Class A [Member]
Related Party Transactions (Textual)
Common Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.0001
Common Stock, Shares, Outstanding											318,425,182
Common Class A [Member] | Predecessor Company
Related Party Transactions (Textual)
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	1,686,834						2,092,969		1,686,834	2,092,969		1,686,834
Price per share							$ 12.00			$ 12.00
Common Class A [Member] | Private Placement [Member] | Predecessor Company
Related Party Transactions (Textual)
Price per share			$ 11.50				$ 11.50			$ 11.50
Promissory Note [Member] | Predecessor Company
Related Party Transactions (Textual)
Face amount	$ 300,000						$ 300,000		$ 300,000	$ 300,000		$ 300,000
First Lien Term Loan [Member]
Related Party Transactions (Textual)
Loans	100,200,000								100,200,000			100,200,000
Second Lien Term Loan [Member]
Related Party Transactions (Textual)
Loans	31,100,000								31,100,000			31,100,000
New Term Loan Facility [Member]
Related Party Transactions (Textual)
Loans											$ 11,300,000
Sponsors[Member] | Predecessor Company
Related Party Transactions (Textual)
Issuance of common stock to sponsor, Shares					25,000
Sponsors[Member] | Administrative Support Agreement [Member] | Predecessor Company
Related Party Transactions (Textual)
Utilities Operating Expense									$ 10,000	10,000
Company incurred expenses in connection with services							$ 30,000			$ 90,000
Sponsors[Member] | Over-Allotment Option [Member] | Predecessor Company
Related Party Transactions (Textual)
Expired and the Sponsor forfeited (in Shares)									250,000
Sponsors[Member] | Founder Shares [Member] | Predecessor Company
Related Party Transactions (Textual)
Deferred Offering Costs	25,000			$ 25,000		$ 25,000			$ 25,000			25,000
Expired and the Sponsor forfeited (in Shares)					25,000
Sponsors[Member] | Promissory Note [Member] | Predecessor Company
Related Party Transactions (Textual)
Repayments of Secured Debt			$ 141,636
Board of Directors Chairman [Member]
Related Party Transactions (Textual)
Revenue from Related Parties											16,400,000	5,400,000
Accounts receivable	100,000								100,000		0	100,000
Board of Directors Chairman [Member] | Topco [Member]
Related Party Transactions (Textual)
Revenue from Related Parties											200,000
Accounts receivable											100,000
Majority-Owned Subsidiary, Unconsolidated [Member]
Related Party Transactions (Textual)
Revenue from Related Parties											19,600,000	21,900,000	$ 23,500,000
Accounts receivable	$ 2,200,000								$ 2,200,000		$ 2,200,000	$ 2,200,000